Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Convertible Securities Fund - Institutional 3 Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Institutional 3 Class | Billcom Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Institutional 3 Class | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Institutional 3 Class | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Institutional 3 Class | Welltower OP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Institutional 3 Class | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Institutional 3 Class | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Institutional 3 Class | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Institutional 3 Class | Akamai Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional 3 Class | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional 3 Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Columbia Convertible Securities Fund - Institutional 3 Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Convertible Securities Fund - Institutional 3 Class | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Institutional 3 Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Convertible Securities Fund - Institutional 2 Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Institutional 2 Class | Billcom Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Institutional 2 Class | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Institutional 2 Class | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Institutional 2 Class | Welltower OP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Institutional 2 Class | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Institutional 2 Class | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Institutional 2 Class | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Institutional 2 Class | Akamai Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional 2 Class | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional 2 Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Columbia Convertible Securities Fund - Institutional 2 Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Convertible Securities Fund - Institutional 2 Class | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Institutional 2 Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Convertible Securities Fund - Institutional Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Institutional Class | Billcom Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Institutional Class | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Institutional Class | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Institutional Class | Welltower OP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Institutional Class | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Institutional Class | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Institutional Class | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Institutional Class | Akamai Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional Class | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Columbia Convertible Securities Fund - Institutional Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Convertible Securities Fund - Institutional Class | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Institutional Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Convertible Securities Fund - Class C | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Class C | Billcom Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Class C | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Class C | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Class C | Welltower OP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Class C | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Class C | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Class C | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Class C | Akamai Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class C | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class C | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Columbia Convertible Securities Fund - Class C | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Convertible Securities Fund - Class C | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Class C | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Convertible Securities Fund - Advisor Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Advisor Class | Billcom Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Advisor Class | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Advisor Class | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Advisor Class | Welltower OP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Advisor Class | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Advisor Class | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Advisor Class | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Advisor Class | Akamai Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Advisor Class | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Advisor Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Columbia Convertible Securities Fund - Advisor Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Convertible Securities Fund - Advisor Class | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Advisor Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Convertible Securities Fund - Class A | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Class A | Billcom Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Class A | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Class A | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Class A | Welltower OP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Class A | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Class A | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Convertible Securities Fund - Class A | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Class A | Akamai Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class A | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class A | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Columbia Convertible Securities Fund - Class A | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Convertible Securities Fund - Class A | Money Market Funds 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Class A | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%